Expenses by nature - Schedule of income statement items by nature of cost (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Expenses by nature [abstract]
Consulting and other purchased services	€ 33,002	€ 28,620
Cost of services and change in inventory	5,731	(273)
Employee benefit expense other than share-based compensation	40,913	44,426
Share-based compensation expense	3,356	4,500
Raw materials and consumables used	6,598	7,363
Depreciation and amortization and impairment	9,744	10,811
Building and energy costs	7,102	7,344
Supply, office and IT costs	4,759	4,457
License fees and royalties	1,142	1,877
Advertising costs	2,781	5,267
Warehousing and distribution costs	1,820	2,221
Travel and transportation costs	756	843
Other expenses	959	1,490
OPERATING EXPENSES	€ 118,663	€ 118,947